NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
New Accounting Standards

NOTE 2. NEW ACCOUNTING STANDARDS

We describe below recent pronouncements that have had or may have a significant effect on our financial statements. We do not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to our financial condition, results of operations, cash flows or disclosures.

SEMPRA ENERGY, SDG&E AND SOCALGAS

Accounting Standards Update (ASU) 2014-09, “Revenue from Contracts with Customers” (ASU 2014-09) and ASU 2015-14, “Revenue from Contracts with Customers: Deferral of the Effective Date” (ASU 2015-14): ASU 2014-09 provides accounting guidance for revenue from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers. The guidance also provides a model for the measurement and recognition of gains and losses on the sale of certain nonfinancial assets, such as property and equipment, including real estate. This guidance must be adopted using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach.

ASU 2015-14 defers the effective date of ASU 2014-09 by one year for all entities and permits early adoption on a limited basis. For public entities, ASU 2014-09 is effective for fiscal years beginning after December 15, 2017, with early adoption permitted for fiscal years beginning after December 15, 2016, and is effective for interim periods in the year of adoption. We are currently evaluating the effect of the standard on our ongoing financial reporting and have not yet selected the year in which we will adopt the standard or our transition method.

ASU 2015-03, “Interest – Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs” (ASU 2015-03) and ASU 2015-15, “Interest – Imputation of Interest: Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements” (ASU 2015-15): ASU 2015-03 provides guidance on the financial statement presentation of debt issuance costs and requires an entity to present debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the related long-term debt liability. This guidance must be applied using a full retrospective approach for all periods presented in the period of adoption.

We retrospectively adopted ASU 2015-03 during our annual reporting period ended December 31, 2015, and the adoption did not affect our results of operations or cash flows. The Sempra Energy, SDG&E and SoCalGas Consolidated Balance Sheets at December 31, 2014 reflect the reclassification of $81 million, $36 million, and $15 million, respectively, from Sundry to Long-Term Debt. We provide information about our long-term debt and related debt issuance costs in Note 5.

ASU 2015-15 clarifies ASU 2015-03 to provide additional guidance related to line-of-credit arrangements and states that the Securities and Exchange Commission staff would not object to an entity continuing to defer and present costs related to line-of-credit arrangements as an asset and subsequently amortizing the deferred costs ratably over the term of the line-of-credit arrangements, regardless of whether there are any outstanding borrowings on the line-of-credit arrangements. We adopted ASU 2015-15 for our annual reporting period ended December 31, 2015 and continue to include deferred costs related to our line-of-credit arrangements that are the subject of ASU 2015-15 in Sundry on the Sempra Energy, SDG&E and SoCalGas Consolidated Balance Sheets.

ASU 2015-17, “Income Taxes – Balance Sheet Classification of Deferred Taxes” (ASU 2015-17): ASU 2015-17 simplifies the financial statement presentation of deferred tax assets and liabilities and requires an entity to present deferred tax assets and liabilities as noncurrent on the balance sheet. This guidance may be applied prospectively or retrospectively.

We adopted ASU 2015-17 on a prospective basis for our annual reporting period ended December 31, 2015, and the adoption did not affect our results of operations or cash flows. Prior Consolidated Balance Sheets of Sempra Energy, SDG&E and SoCalGas were not retrospectively adjusted. We discuss deferred tax assets and liabilities in Note 6.

ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” (ASU 2016-01): ASU 2016-01 primarily affects the accounting for equity investments (except those accounted for under the equity method of accounting), financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, it clarifies guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. Upon adoption, entities must record a cumulative-effect adjustment to the balance sheet as of the beginning of the first reporting period in which the standard is adopted. The guidance on equity securities without readily determinable fair value will be applied prospectively to all equity investments that exist as of the date of adoption of the standard.

For public entities, ASU 2016-01 is effective for fiscal years beginning after December 15, 2017. We will adopt ASU 2016-01 on January 1, 2018 as required and do not expect it to materially affect our financial condition, results of operations or cash flows. We will make the required changes to our disclosures upon adoption.

ASU 2016-02, “Leases” (ASU 2016-02): ASU 2016-02 requires entities to include substantially all leases on the balance sheet by requiring the recognition of right-of-use assets and lease liabilities for all leases. Entities may elect to not recognize leases with a maximum possible term of less than 12 months. For lessees, a lease is classified as finance or operating and the asset and liability are initially measured at the present value of the lease payments. For lessors, accounting for leases is largely unchanged from previous U.S. GAAP, other than certain changes to align lessor accounting to specific changes made to lessee accounting and ASU 2014-09. ASU 2016-02 also requires qualitative disclosures along with specific quantitative disclosures for both lessees and lessors.

For public entities, ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, with early adoption permitted, and is effective for interim periods in the year of adoption. The standard requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes optional practical expedients that may be elected, which would allow entities to continue to account for leases that commence before the effective date of the standard in accordance with previous U.S. GAAP unless the lease is modified, except for the lessee requirement to recognize right-of-use assets and lease liabilities for all operating leases at the reporting date. We are currently evaluating the effect of the standard on our ongoing financial reporting.